PROPERTY AND EQUIPMENT, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Continuing Operations [Member]
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 368	$ 273	$ 190
Discontinued Operations [Member]
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 231	$ 259	$ 710